Related-Party Transactions Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transaction [Line Items]
Schedule of Related Party Transactions [Table Text Block]
The following table summarizes related party transactions between OG&E and Enable during the years ended December 31, 2017, 2016 and 2015.

Year Ended December 31 (In millions)	2017	2016	2015
Operating revenues:
Electricity to power electric compression assets	$14.0	$11.5	$13.8
Cost of sales:
Natural gas transportation services	$35.0	$35.0	$35.0
Natural gas purchases (sales)	(2.1)	11.2	7.6